Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2025 Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of SEC Regulation S-K, we are providing the following information about executive compensation actually paid (as defined by SEC rules) for our principal executive officer (“PEO”), Mr. Steinwert, CEO (who was our PEO for each covered fiscal year below), and the Non-CEO Named Executive Officers for each covered fiscal year as follows: (i) for 2025, Mr. Olson, Mr. Misasi, Mr. Zitterow and Mr. Weubbe; (ii) for 2024, Mr. Olson, Mr. Misasi, Mrs. Skinner, Mr. Zitterow and Mr. Weubbe; (iii) for 2023, Mr. Olson, Mrs. Skinner, Mr. Misasi, Mr. Zitterow and Mr. Colombini; (iv) for 2022 and 2021, Mr. Haley, Mrs. Skinner, Mr. Colombini, Mr. Misasi and Mr. Zitterow. This disclosure is not incorporated by reference into our 2025 Annual Report on Form 10-K. For further information about the Company's pay-for-performance philosophy and how the Personnel Committee aligns executive compensation with the Company's performance, refer to “Executive Compensation – Compensation Discussion and Analysis”. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by Named Executive Officers.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)	Value of initial fixed $100 investment based on:		Net Income	Return on Average Equity	Return on Average Assets
					Total Shareholder Return	Peer Group Total Shareholder Return(3)

2025	$12,550,771	$13,307,965	$2,727,528	$2,857,755	$159.55	$147.34	$93,605,000	15.11%	1.67%

2024	$6,168,924	$6,168,924	$1,785,750	$1,785,750	$150.84	$123.92	$88,457,000	15.49%	1.64%

2023	$6,131,578	$6,131,578	$1,742,175	$1,742,175	$165.09	$130.34	$88,314,000	17.05%	1.68%

2022	$6,135,255	$6,135,255	$1,802,523	$1,802,523	$170.09	$119.53	$75,090,000	16.04%	1.41%

2021	$5,081,038	$5,081,038	$1,637,422	$1,637,422	$152.87	$126.90	$66,336,000	15.00%	1.35%

(1)
The amounts reflected in this column were NOT paid to the employees in 2025.  Instead, these amounts will become vested in 2026 and 2027 and will be contingent on the employee’s future service performance.

(2)
The compensation actually paid to the PEO and Non-PEO Named Executive Officers is calculated by using the Total Compensation per the Summary Compensation Table, reducing it by the RSA grant date fair value, and increasing it by the fair value of the RSAs as of December 31, 2025, as shown in the previous tables.

(3)
The peer group used is the S&P 600 Regional Banks, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. (Total Stockholder Return, or “TSR”, represents the cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on the stock for the measurement period, assuming dividend reinvestment, by the share price at the beginning of the measurement period. Each amount assumes that $100 was invested in common stock on December 31, 2021, and dividends were reinvested for additional shares.) The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the S&P 600 Regional Banks index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Company Selected Measure Name	return on average assets
Named Executive Officers, Footnote	As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of SEC Regulation S-K, we are providing the following information about executive compensation actually paid (as defined by SEC rules) for our principal executive officer (“PEO”), Mr. Steinwert, CEO (who was our PEO for each covered fiscal year below), and the Non-CEO Named Executive Officers for each covered fiscal year as follows: (i) for 2025, Mr. Olson, Mr. Misasi, Mr. Zitterow and Mr. Weubbe; (ii) for 2024, Mr. Olson, Mr. Misasi, Mrs. Skinner, Mr. Zitterow and Mr. Weubbe; (iii) for 2023, Mr. Olson, Mrs. Skinner, Mr. Misasi, Mr. Zitterow and Mr. Colombini; (iv) for 2022 and 2021, Mr. Haley, Mrs. Skinner, Mr. Colombini, Mr. Misasi and Mr. Zitterow.
Peer Group Issuers, Footnote [Text Block]
(3)
The peer group used is the S&P 600 Regional Banks, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. (Total Stockholder Return, or “TSR”, represents the cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on the stock for the measurement period, assuming dividend reinvestment, by the share price at the beginning of the measurement period. Each amount assumes that $100 was invested in common stock on December 31, 2021, and dividends were reinvested for additional shares.) The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the S&P 600 Regional Banks index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 12,550,771	$ 6,168,924	$ 6,131,578	$ 6,135,255	$ 5,081,038
PEO Actually Paid Compensation Amount	13,307,965	6,168,924	6,131,578	6,135,255	5,081,038
Non-PEO NEO Average Total Compensation Amount	2,727,528	1,785,750	1,742,175	1,802,523	1,637,422
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,857,755	1,785,750	1,742,175	1,802,523	1,637,422
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
TSR is not directly tied to any performance goals; however, it affects the RSAs issued in any one year.  Accordingly, a substantial portion of the compensation actually paid to our Named Executive Officers is aligned with our TSR. Our TSR is strong relative to the TSR of the peer group and has exceeded our average peer group by $12.21, or 8.29%, from December 31, 2020 to December 31, 2025.

Compensation Actually Paid vs. Net Income [Text Block]
The Company operates under a three-year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals, among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Executive Compensation – Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan is determined by taking into account the actual results of net income, including actual and relative profit performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The Company operates under a three-year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals, among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Executive Compensation – Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan is determined by taking into account the actual results of net income, including actual and relative profit performance.

Total Shareholder Return Vs Peer Group [Text Block]
TSR is not directly tied to any performance goals; however, it affects the RSAs issued in any one year.  Accordingly, a substantial portion of the compensation actually paid to our Named Executive Officers is aligned with our TSR. Our TSR is strong relative to the TSR of the peer group and has exceeded our average peer group by $12.21, or 8.29%, from December 31, 2020 to December 31, 2025.

Tabular List [Table Text Block]
The Company operates under a three-year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals, among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Executive Compensation – Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan is determined by taking into account the actual results of net income, including actual and relative profit performance.

Total Shareholder Return Amount	$ 159.55	150.84	165.09	170.09	152.87
Peer Group Total Shareholder Return Amount	147.34	123.92	130.34	119.53	126.9
Net Income (Loss)	$ 93,605,000	$ 88,457,000	$ 88,314,000	$ 75,090,000	$ 66,336,000
Company Selected Measure Amount	0.0167	0.0164	0.0168	0.0141	0.0135
PEO Name	Mr. Steinwert	Mr. Steinwert	Mr. Steinwert	Mr. Steinwert	Mr. Steinwert
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
The Company operates under a three-year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals, among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Executive Compensation – Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan is determined by taking into account the actual results of net income, including actual and relative profit performance.

Other Performance Measure, Amount	0.1511	0.1549	0.1705	0.1604	0.15
Measure Name	return on average equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	return on average assets